Acquisition of Additional Interest in the Soto Norte Project (Tables)	12 Months Ended
Dec. 31, 2024
Asset Acquisition [Abstract]
Schedule of Fair Value of Assets and Liabilities Acquired
The total consideration paid was allocated based on the relative fair value of the assets and the liabilities acquired as shown below:

Consideration paid
15,750,000 common shares issued and 6,000,000 contingently issuable common shares of Aris Mining (Note 13b)	$180,920
Previously held interest in the Soto Norte Project (Note 7)	108,363
Acquisition costs and project funding ⁽¹⁾	6,085
Total consideration paid	$295,368

Fair value of assets acquired and liabilities assumed
Cash and cash equivalents	$5,251
Prepaid expenses and other receivables	213
Mining interests, plant and equipment (Note 8)	4,790
Exploration and evaluation assets (Note 8)	578,110
Accounts payable and accrued liabilities	(2,511)
Reclamation and rehabilitation provision (Note 11)	(1,690)
Deferred revenue (Note 12c)	(5,010)
Non-controlling interest	(283,785)
Assets acquired and liabilities assumed	$295,368
(1)Acquisition costs and project funding consist of legal and advisory fees associated with the transaction ($1.0 million) and funding advanced by the Company on behalf of Mubadala prior to the close of the transaction ($5.1 million).